HIGHLAND FUNDS II

Supplement dated March 14, 2018 to the Summary Prospectuses for

Highland Premier Growth Equity Fund and Highland Small-Cap Equity Fund,

and the Highland Funds II Prospectus,

each dated February 1, 2018, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus and should be read in conjunction with the Summary Prospectuses and Prospectus.

Effective immediately, Michael Gregory will no longer serve as a portfolio manager for the Highland Premier Growth Equity Fund (“Premier Growth Equity Fund”) and the Highland Small-Cap Equity Fund (“Small-Cap Equity Fund”). All references to Mr. Gregory contained in the Funds’ Summary Prospectuses and Prospectus are hereby deleted.

Effective immediately, Michael McLochlin has been added as a portfolio manager for the Premier Growth Equity Fund.

Portfolio Management

Effective immediately, the sub-section entitled “Portfolio Management” within the summary section of the Prospectus for the Premier Growth Equity Fund is hereby deleted in its entirety and replaced with the following:

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Managers	Portfolio Manager Experience in this Fund	Title with Adviser
James Dondero	2 years	President and Co-Founder
Michael McLochlin	Less than 1 year	Managing Director

Portfolio Management Teams

Effective immediately, the second paragraph under the section entitled “Portfolio Management Teams” under the heading “Management of the Funds – About the Funds’ Portfolio Managers” beginning on page 81 of the Prospectus is deleted in its entirety and replaced with the following:

Highland Premier Growth Equity is managed by James Dondero and Michael McLochlin.

Portfolio Manager Biographies

Effective immediately, the following paragraph is added to the section entitled “Portfolio Manager Biographies” under the heading “Management of the Funds – About the Funds’ Portfolio Managers” beginning on page 81 the Prospectus:

Mr. McLochlin is a Managing Director of HCMFA’s dedicated equity funds. Prior to his current position, he was a Director of equity investments and a portfolio manager of the Highland Long/Short Equity Fund. Prior to joining HCMFA in July 2009, Mr. McLochlin spent five years as the Sector Manager responsible for Technology and Telecom at Ranger Investments, an asset management firm with approximately $2 billion in assets under management. Prior to Ranger, Mr. McLochlin spent three years as a Senior Analyst for private equity firms Dubilier & Company and Saunders, Karp & Megrue, where he focused on analyzing, structuring and executing leveraged buyouts of middle market companies. Mr. McLochlin began his career as an investment banking analyst with Morgan Stanley. Mr. McLochlin received an M.B.A. from the University of Texas at Austin and a B.A. from Princeton University.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE.

HFII-PRO-SUPP1-0318

HIGHLAND FUNDS II

Supplement dated March 14, 2018 to the

Highland Funds II Statement of Additional Information,

dated February 1, 2018, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

Effective immediately, Michael Gregory will no longer serve as a portfolio manager for the Highland Premier Growth Equity Fund (“Premier Growth Equity Fund”) and the Highland Small-Cap Equity Fund. All references to Mr. Gregory contained in the SAI are hereby deleted.

Effective immediately, Michael McLochlin has been added as a portfolio manager for the Premier Growth Equity Fund.

Other Accounts Managed and Ownership of Securities

Effective immediately, the paragraph and table under the section entitled “Portfolio Managers – Other Accounts Managed and Ownership of Securities” on pages 56, 57 and 58 are deleted in their entirety and replaced with the following:

The following table identifies for each Fund: (i) the portfolio managers identified in the Prospectus who are primarily responsible for the day-to-day management of the Funds, (ii) the number of registered investment companies managed by each portfolio manager on a day-to-day basis (excluding the subject Fund) and the corresponding total assets managed in such investment companies, (iii) the number of other pooled investment vehicles managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such pooled investment vehicles, (iv) the number of other accounts managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such other accounts, (v) for each of the foregoing categories, the number of accounts and total assets in the accounts whose fees are based on performance, if any, and (vi) the dollar range of a Fund’s securities owned by each such Fund’s portfolio manager, if any. Unless otherwise noted, all information is provided as of September 30, 2017.

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts[2]	Dollar Range of Fund Securities Owned
Energy MLP Fund

James Dondero[1]	8 Accounts with $1.7 billion in total assets managed.	2 Pooled Investment Vehicles with $612.5 million in total assets managed for which the fee is based on the performance of the Vehicle.	None	Over $1,000,000

Matthew Gray	None	None	None	$100,001 - $500,000

Jon Poglitsch	1 Account with $1.0 billion in total assets managed.	None	1 Pooled Investment Vehicle with $388.3 million in total assets managed for which the fee is not based on the performance of the Vehicle.	$10,001 - $50,000

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts[2]	Dollar Range of Fund Securities Owned
Premier Growth Equity Fund

James Dondero[1]	8 Accounts with $1.5 billion in total assets managed.	2 Pooled Investment Vehicles with $612.5 million in total assets managed for which the fee is based on the performance of the Vehicle.	None	$100,001 - $500,000

Michael McLochlin[3]	None	None	None	$100,001 - $500,000

Small-Cap Equity Fund

James Dondero[1]	8 Accounts with $1.6 billion in total assets managed.	2 Pooled Investment Vehicles with $612.5 million in total assets managed for which the fee is based on the performance of the Vehicle.	None	$100,001 - $500,000

Fixed Income Fund

John Hakopian	3 Accounts with $123.6 million in total assets managed.	One Pooled Investment Vehicle with $3.5 million in total assets managed for which the fee is based on the performance of the Vehicle.	151 Other Accounts with $266.3 million in total assets managed.	None

Tax-Exempt Fund

John Hakopian	3 Accounts with $249.8 million in total assets managed.	One Pooled Investment Vehicle with $3.5 million in total assets managed for which the fee is based on the performance of the Vehicle.	151 Other Accounts with $266.3 million in total assets managed.	None

Global Allocation Fund

James Dondero[1]	8 Accounts with $1 billion in total assets managed.	2 Pooled Investment Vehicles with $612.5 million in total assets managed for which the fee is based on the performance of the Vehicle.	None	Over $1,000,000

Total Return Fund

John Hakopian	3 Accounts with $153.5 million in total assets managed.	One Pooled Investment Vehicle with $3.5 million in total assets managed for which the fee is based on the performance of the vehicle.	151 Other Accounts with $266.3 million in total assets managed.	$100,001 - $500,000

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts[2]	Dollar Range of Fund Securities Owned

Jim Garrison	1 Account with $0.0 million in total assets managed	None	64 Other Accounts with $38.2 million in total assets managed.	$100,001 - $500,000

Eric Speron	1 Account with $0.0 million in total assets managed	None	33 Other Accounts with $9.2 million in total assets managed.[2]	$100,001 - $500,000

Income Fund

John Hakopian	3 Accounts with $263.5 million in total assets managed.	One Pooled Investment Vehicle with $3.5 million in total assets managed for which the fee is based on the performance of the vehicle.	151 Other Accounts with $266.3 million in total assets managed.	None

Jim Garrison	1 Account with $109.9 million in total assets managed.	None	64 Other Accounts with $38.2 million in total assets managed.	None

Eric Speron	1 Account with $109.9 million in total assets managed.	None	33 Other Accounts with $9.2 million in total assets managed.	None

[1]	Mr. Dondero controls HCM. Through his control of HCM, Mr. Dondero may be viewed as having voting and dispositive power over all of the shares of the common stock of Energy MLP Fund, Premier Growth Equity Fund, Small-Cap Equity Fund and Global Allocation Fund directly owned by HCM.
[2]	Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.
[3]	As of March 9, 2018.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE.

HFII-SAI-SUPP3-0318